INVENTORY (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Tables
Raw Materials	$ 318,020	$ 479,682
Work-In-Progress	234,054	190,498
Total	$ 552,074	$ 670,180